Offerings	Feb. 12, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000025 per share(2)
Maximum Aggregate Offering Price	$ 8,400,000
Amount of Registration Fee	$ 1,286.04
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000025 per Share(3)
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit | $ / shares	6.00
Maximum Aggregate Offering Price	$ 3,600,000
Amount of Registration Fee	$ 551.16
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).This Registration Statement also covers the offering by selling shareholders of the Registrant of up to 1,250,000 Class A Ordinary Shares previously issued to the selling shareholder as named in the Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000025 per share(2)
Maximum Aggregate Offering Price	$ 5,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.000025 Per Share(3)
Amount Registered | shares	650,000
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 3,250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 448.83
Offering Note	The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).This Registration Statement also covers the offering by selling shareholders of the Registrant of up to 1,250,000 Class A Ordinary Shares previously issued to the selling shareholder as named in the Prospectus. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended.